Employee Benefit Plans (Unfunded) - Schedule of Net Gratuity Cost Recognized in Income Statement (Details) - Net gratuity cost recognized in income statement [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plans (Unfunded) - Schedule of Net Gratuity Cost Recognized in Income Statement (Details) [Line Items]
Service cost	$ 96,167	$ 97,679
Interest cost	17,541	18,405
Amortization of net actuarial (gains)/loss	(21,124)	(18,290)
Net periodic benefit cost	$ 92,584	$ 97,794